Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Summary of Accounts Receivable, Net

Accounts Receivable, net:

	September 30, 2020	December 31, 2019
	(In thousands)
Accounts receivable	$260,476	$202,546
Allowance for doubtful accounts	(934)	(212)

Accounts receivable, net	$259,542	$202,334

Accounts Receivable, net:

	December 31, 2018	December 31, 2019
	(In thousands)
Accounts receivable	$148,917	$202,546
Allowance for doubtful accounts	(349)	(212)
Rebates(1)	(17,119)	—
Sales return reserves(1)	(9,407)	—

Accounts receivable, net	$122,042	$202,334

(1)

As of December 31, 2018, under Topic 605, reserves for certain customer incentive programs and the reserves for sales returns, on a net basis, were included within accounts receivable, net. As of December 31, 2019, under Topic 606, such balances are presented on a gross basis in other liabilities and accrued expenses in the combined consolidated balance sheet. Refer to Note 2, Summary of Significant Accounting policies—Recently Adopted Accounting Pronouncements: Adoption of ASC Topic 606, for detailed information on the impact on the balance sheet reclassifications from the adoption of Topic 606.

Summary of Inventories	Inventories

	September 30, 2020	December 31, 2019
	(In thousands)
Raw materials	$29,937	$25,547
Work in progress	17,842	2,690
Finished goods	162,372	122,826

Inventories	$210,151	$151,063

Inventories

	December 31, 2018	December 31, 2019
	(In thousands)
Raw materials	$22,514	$25,547
Work in progress	5,366	2,690
Finished goods	121,142	122,826

Inventories	$149,022	$151,063

Summary of Property and Equipment, Net

Property and Equipment, Net

	September 30, 2020	December 31, 2019
	(In thousands)
Manufacturing equipment	$18,939	$15,291
Computer equipment, software and office equipment	9,489	6,958
Furniture and fixtures	3,342	2,602
Leasehold improvements	3,951	3,544

Total property and equipment	$35,721	$28,395
Less: Accumulated depreciation and amortization	(20,317)	(13,030)

Property and equipment, net	$15,404	$15,365

Property and Equipment, Net

	December 31, 2018	December 31, 2019
	(In thousands)
Manufacturing equipment	$11,917	$15,291
Computer equipment, software and office equipment	4,417	6,958
Furniture and fixtures	875	2,602
Leasehold improvements	1,676	3,544

Total property and equipment	$18,885	$28,395
Less: Accumulated depreciation and amortization	(6,412)	(13,030)

Property and equipment, net	$12,473	$15,365

Summary of Other Liabilities and Accrued Expenses

Other Liabilities and Accrued Expenses

	September 30, 2020	December 31, 2019
	(In thousands)
Accrued reserves for customer incentive programs	$40,318	$36,582
Accrued reserves for sales return	29,805	24,610
Accrued payroll and related expense	22,474	10,638
Income tax payable	20,929	8,524
Operating lease liabilities, current	8,883	—
Other	47,177	35,187

Other liabilities and accrued expenses	$169,586	$115,541

Other Liabilities and Accrued Expenses

	December 31, 2018	December 31, 2019
	(In thousands)
Accrued reserves for customer incentive programs(1)	$—	$36,582
Accrued reserves for sales return(1)	—	24,610
Accrued payroll and related expense	8,353	10,638
Deferred and unearned revenue	—	4,222
Income tax payable	3,573	8,524
Sales and use taxes and value-added tax liabilities	995	8,591
Lease liabilities, current	—	—
Warranty reserves	2,581	3,991
Deferred and contingent purchase consideration(2)(3)	10,448	2,397
Other	9,680	15,986

Other liabilities and accrued expenses	$35,630	$115,541

(1)

As of December 31, 2018, under Topic 605, reserves for certain customer incentive programs and the reserves for sales returns, on a net basis, were included within accounts receivable, net. As of December 31, 2019, under Topic 606, such balances are presented on a gross basis in other liabilities and accrued expenses in the combined consolidated balance sheet. Refer to Note 2, Summary of Significant Accounting policies—Recently Adopted Accounting Pronouncements: Adoption of ASC Topic 606, for detailed information on the impact on the balance sheet reclassifications from the adoption of Topic 606.

(2)

As of December 31, 2018, the deferred cash consideration of €9.0 million related to the Elgato acquisition, which was not contingent on any future conditions, was paid on January 3, 2019. Refer to note 5 for further details.

(3)	As of December 31, 2019, the estimated obligation for the Origin earn-out payment related to Origin’s 2019 standalone financial target of $2.4 million was fully paid in the second quarter of 2020.

Schedule of Changes in Warranty

Changes in our warranty obligations were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(in thousands)
Beginning of the period	$5,005	$2,776	$3,991	$2,581
Balance assumed from business combinations	—	223	—	223
Warranty provision related to products shipped	1,518	1,395	4,928	4,231
Deductions for warranty claims processed	(1,400)	(1,338)	(3,796)	(3,979)

End of period	$5,123	$3,056	$5,123	$3,056

Changes in warranty obligation, which are included as a component of accrued liabilities in the combined consolidated balance sheets, are as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2019
	(In thousands)
Warranty obligation at beginning of period(1)	$2,570	$2,581
Balance assumed from business combinations	167	595
Warranty provision related to products shipped	2,410	5,996
Deductions for warranty claims processed	(2,566)	(5,181)

Warranty obligation at end of period	$2,581	$3,991

(1)

The beginning balance for the year ended December 31, 2018 has been corrected for immaterial misstatements. Refer to Note 2 “Summary of Significant Accounting Policies—Corrections of Immaterial Errors” for more information.

Summary of Cash and Restricted Cash

Cash and Restricted Cash

	September 30, 2020	December 31, 2019
	(In thousands)
Cash	$116,185	$48,165
Restricted cash—short term	3,726	3,552
Restricted cash—noncurrent	230	230

Total cash and restricted cash	$120,141	$51,947